UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07432

        Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.3% (2.5% of Total Investments)
$ 5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/11 at 101.00	A–	$5,383,141
2,395	Alabama Housing Finance Authority, FNMA Multifamily Housing Revenue Bonds, South Bay	2/11 at 102.00	AAA	2,455,737
	Apartments, Series 2000K, 5.950%, 2/01/33 (Alternative Minimum Tax)
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	5/08 at 100.00	Aaa	11,911,534
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
4,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	4,036,800
	2006C-2, 5.000%, 11/15/39
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	911,820
	System Inc., Series 2005A, 5.000%, 11/15/30

24,440	Total Alabama			24,699,032

	Alaska – 0.9% (0.5% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	Aaa	1,683,615
	12/01/30 – FGIC Insured
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26	12/13 at 100.00	AAA	3,478,254
	(Pre-refunded 12/01/13) – MBIA Insured

4,730	Total Alaska			5,161,869

	Arizona – 2.0% (1.2% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	5,086,350
	Project, Series 2003A, 5.000%, 7/01/31 – MBIA Insured
4,100	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	AAA	4,358,997
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – MBIA Insured
2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007, 5.000%,	No Opt. Call	AA-	1,841,720
	12/01/37

11,100	Total Arizona			11,287,067

	Arkansas – 0.0% (0.0% of Total Investments)
45	Lonoke County Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	4/08 at 100.00	Aaa	45,575
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 4/01/11

	California – 18.0% (10.7% of Total Investments)
3,335	Anaheim Public Finance Authority, California, Public Improvement Project Lease Revenue Bonds,	9/17 at 100.00	A	2,220,410
	UBS Residual Series 07 1011-1013, 4.790%, 3/01/37 – FGIC Insured (IF)
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	16,607,300
	Health System/West, Series 2003A, 5.000%, 3/01/33
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,931,650
	Series 2006, 5.000%, 4/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,859,748
	5.000%, 11/15/42
11,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	12,218,800
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 1/01/28) – AMBAC
	Insured (UB)
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,055,220
	LLC, Series 2001A, 5.550%, 8/01/31
19,545	California, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured (UB)	6/15 at 100.00	AAA	20,007,435
12,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A+	12,670,320
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	3,982,266
	1995A, 0.000%, 1/01/14 (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
610	5.125%, 6/01/47	6/17 at 100.00	BBB	528,461
1,000	5.750%, 6/01/47	6/17 at 100.00	BBB	958,680
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,185,120
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,256,637
	Series 2006B, 0.000%, 9/01/27
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AAA	10,706,951
	Series 2006A, 4.250%, 7/01/31 – FSA Insured (UB)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Refunding Bonds, Series 1997A:
31,300	0.000%, 1/15/34 – MBIA Insured (UB)	No Opt. Call	AAA	7,223,102
4,430	0.000%, 1/15/32 – MBIA Insured (UB)	No Opt. Call	AAA	1,147,237
1,945	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series	No Opt. Call	Aaa	2,142,359
	1996A, 6.000%, 10/01/12 – FGIC Insured

132,345	Total California			102,701,696

	Colorado – 5.7% (3.4% of Total Investments)
6,500	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	6,788,210
	4.750%, 12/15/23 – FSA Insured
2,000	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	2,182,460
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
480	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	10/09 at 105.00	Aa2	524,237
	6.750%, 10/01/21
2,695	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	3,043,895
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center
	Hotel, Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	Aaa	3,293,653
10,000	5.000%, 12/01/33 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	Aaa	11,202,900
4,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aaa	4,762,424
	5.250%, 12/15/17 – FGIC Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	810,968
	12/15/22 – FSA Insured

29,715	Total Colorado			32,608,747

	District of Columbia – 2.2% (1.3% of Total Investments)
5	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/09 – CAPMAC Insured	6/08 at 100.00	AAA	5,015
4,250	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	2/08 at 101.00	AAA	4,303,508
	1993A, 5.750%, 8/15/14 – MBIA Insured (ETM)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
9,670	0.000%, 4/01/26 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 42.15	AAA	3,744,804
15,235	0.000%, 4/01/30 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 32.93	AAA	4,609,654

29,160	Total District of Columbia			12,662,981

	Florida – 6.2% (3.6% of Total Investments)
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	5,024,500
	7/01/28 – MBIA Insured
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AAA	5,397,150
	Series 2003A, 5.250%, 10/01/18 – MBIA Insured (Alternative Minimum Tax)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/08 at 100.00	BB+	5,027,600
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	1,433,309
	Sunset Bay Apartments, Series 2000-5A, 5.850%, 7/01/20 – FSA Insured (Alternative Minimum Tax)
3,385	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	AAA	3,248,381
	5.000%, 10/01/37 – XLCA Insured (Alternative Minimum Tax)
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,379,776
	Obligation Group, Series 2007, 5.000%, 8/15/42
9,500	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AAA	9,869,740
	AMBAC Insured

34,720	Total Florida			35,380,456

	Georgia – 2.6% (1.5% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	Aaa	4,962,232
	FGIC Insured
2,880	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B,	No Opt. Call	A+	3,329,280
	8.250%, 1/01/11
5,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	AAA	6,435,055
	1/01/19 – FGIC Insured (ETM)

12,780	Total Georgia			14,726,567

	Hawaii – 1.0% (0.6% of Total Investments)
3,720	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	AA	4,124,364
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,768,826
	1993B, 5.000%, 10/01/13 (ETM)

5,300	Total Hawaii			5,893,190

	Idaho – 0.1% (0.1% of Total Investments)
750	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	664,515
	Hospital, Series 2006, 5.250%, 9/01/37

	Illinois – 18.4% (10.8% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AAA	4,573,240
	6.250%, 1/01/15 – MBIA Insured
17,000	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds, Series	12/16 at 100.00	AAA	19,417,910
	2006, 5.000%, 12/01/35 (UB)
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – FSA Insured	1/11 at 101.00	AAA	5,609,552
	(Alternative Minimum Tax)
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 – FGIC Insured	7/08 at 102.00	AAA	5,128,450
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	Aaa	1,663,751
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	Aaa	1,875,553
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	Aaa	2,300,733
6,050	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	6,820,952
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
1,385	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	Aaa	1,467,698
	Kankakee County, Series 2005B, 5.000%, 12/01/18 – AMBAC Insured
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+ (4)	2,862,774
	5.250%, 8/15/34 (Pre-refunded 8/15/14)
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	A–	5,481,135
	5.500%, 8/01/37
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	4,038,080
	Health System, Series 2003, 5.150%, 2/15/37
4,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	4,000,400
	5.500%, 5/15/32
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,
	Series 1993C:
1,570	7.000%, 4/01/08	No Opt. Call	A+	1,580,409
4,075	7.000%, 4/01/14	No Opt. Call	A+	4,777,775
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	11,286,485
	Illinois, School Refunding Bonds, Series 2002, 5.250%, 12/01/19 – FSA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	6,725,050
4,540	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	4,648,097
36,040	0.000%, 6/15/40 – MBIA Insured	No Opt. Call	AAA	7,081,500
3,050	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	3,813,629
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured

128,440	Total Illinois			105,153,173

	Indiana – 9.1% (5.3% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA	903,006
2,705	0.000%, 2/01/25	No Opt. Call	AA	1,181,950
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa2	2,648,220
	System, Series 2006, 5.250%, 8/01/36
3,965	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	4,144,139
	5.500%, 2/01/26 – MBIA Insured
1,500	Indiana Educational Facilities Authority, Revenue Bonds, University of Indianapolis, Series	10/09 at 101.00	AAA	1,579,650
	1999, 5.750%, 10/01/19 – FSA Insured
22,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	23,983,297
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	3,492,660
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,781,240
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%,	6/13 at 100.00	AAA	4,233,520
	6/01/23 – FSA Insured
6,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/24	6/13 at 100.00	AAA	6,674,640
	(Pre-refunded 6/01/13) – FSA Insured
420	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Tax Lease	6/09 at 100.00	AAA	422,365
	Rental Revenue Bonds, Series 1997A, 5.000%, 6/01/27 – MBIA Insured

51,340	Total Indiana			52,044,687

	Iowa – 0.2% (0.1% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	971,590
	5.000%, 7/01/20

	Kansas – 1.9% (1.1% of Total Investments)
2,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2000A, 5.500%,	9/10 at 100.00	AAA	2,083,840
	9/01/25 – AMBAC Insured
6,825	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	6,854,211
	2000, 3.500%, 9/01/16
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,805,755
	5.300%, 6/01/31 – MBIA Insured

10,575	Total Kansas			10,743,806

	Louisiana – 5.8% (3.4% of Total Investments)
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,903,930
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,200,934
	Lady Health System, Series 2005A, 5.250%, 8/15/32
3,280	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007,	7/17 at 100.00	A+	2,247,000
	Drivers 1754, 8.789%, 7/01/37 – CIFG Insured (IF)
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	3,829,336
	Series 2007A, 5.500%, 5/15/47
170	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 6.542%, 5/01/41 –	5/16 at 100.00	AA–	133,902
	FGIC Insured (IF)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
1,480	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	1,481,406
15,820	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AAA	14,700,260
3,795	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/08 at 100.50	AAA	3,840,995
	5.950%, 11/01/14 – FSA Insured

35,245	Total Louisiana			33,337,763

	Maryland – 2.0% (1.2% of Total Investments)
2,160	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	7/08 at 101.00	Aa2	2,184,278
	5.875%, 7/01/16
2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A, 6.000%,	7/08 at 101.00	Aa2	2,930,943
	7/01/39 (Alternative Minimum Tax)
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	51,132
	Series 2004, 5.375%, 8/15/24
2,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AAA	2,131,457
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured (UB)
1,935	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	7/08 at 100.00	Aa2	1,981,517
	Housing Revenue Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)
2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,379,565
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

11,570	Total Maryland			11,658,892

	Massachusetts – 1.1% (0.6% of Total Investments)
3,585	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	BBB	3,202,158
	3/01/35 – ACA Insured
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	BBB–	936,080
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	945,220
	Project, Series 2005D, 5.375%, 7/01/35
1,155	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	AAA	1,072,602
	7039, 8.712%, 8/01/46 – FSA Insured (IF)

6,740	Total Massachusetts			6,156,060

	Michigan – 7.5% (4.4% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	5,995,320
	7/01/35 – MBIA Insured
8,915	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/08 at 100.00	AAA	8,956,811
	7/01/27 – MBIA Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	Aaa	5,093,334
	7/01/34 – FGIC Insured
4,290	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds,	8/08 at 100.00	AAA	4,351,175
	Portage Health System Inc., Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) – MBIA Insured
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	5,114,150
	5.000%, 10/15/29 – MBIA Insured
10,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	Ba3	9,923,865
	Obligated Group, Series 1998A, 5.250%, 8/15/23
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	BBB	936,740
	2005, 5.000%, 5/15/30
2,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	2,513,125
	2006A, 5.000%, 12/01/31

43,605	Total Michigan			42,884,520

	Minnesota – 1.2% (0.7% of Total Investments)
700	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed Securities	5/08 at 102.00	AAA	701,666
	Program Single Family Mortgage Revenue Bonds, Series 1997, 5.800%, 11/01/30 (Alternative
	Minimum Tax)
3,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	Aaa	3,776,745
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	2,416,208
	Project, Series 2007-1, 5.000%, 8/01/36

7,075	Total Minnesota			6,894,619

	Mississippi – 1.6% (0.9% of Total Investments)
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	3,014,002
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	6,069,872

8,155	Total Mississippi			9,083,874

	Missouri – 0.8% (0.4% of Total Investments)
1,450	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	1,290,384
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	3,068,040
	2003, 5.125%, 5/15/24

4,450	Total Missouri			4,358,424

	Nebraska – 1.7% (1.0% of Total Investments)
9,000	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	Aaa	9,672,030
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)

	Nevada – 4.5% (2.6% of Total Investments)
10,420	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,645,809
	(Pre-refunded 6/15/12) – MBIA Insured
4,500	Clark County School District, Nevada, General Obligation School Improvement Bonds, Series	No Opt. Call	AAA	4,965,930
	1991A, 7.000%, 6/01/10 – MBIA Insured
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	7,281,960
	5.000%, 7/01/23 – AMBAC Insured
5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	AAA	1,861,209
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/25 – AMBAC Insured

27,345	Total Nevada			25,754,908

	New Jersey – 4.9% (2.9% of Total Investments)
500	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	468,465
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	1,239,502
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
880	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	1,029,424
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
300	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	355,146
2,345	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	2,776,058
11,960	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	13,157,914
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
3,995	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	4,791,283
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	4,221,150
	Series 2007-1A, 4.750%, 6/01/34

26,080	Total New Jersey			28,038,942

	New York – 8.2% (4.8% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	753,999
	Schools, Series 2007A, 5.000%, 4/01/32
1,200	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	No Opt. Call	Baa3	1,203,816
	American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory
	put 6/01/10)
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	3,886,524
	4.500%, 2/15/47 – MBIA Insured (UB)
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F,	11/16 at 100.00	AAA	3,047,187
	4.250%, 5/01/33 – MBIA Insured (UB)
6,740	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/08 at 101.00	AAA	6,830,451
	Series 1998C, 5.000%, 5/01/26
35	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/08 at 101.00	AAA	35,609
	Series 1998C, 5.000%, 5/01/26 (Pre-refunded 5/01/08)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000C:
220	5.875%, 11/01/16 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	239,408
3,630	5.875%, 11/01/16 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	3,951,074
5,000	5.500%, 11/01/24 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	5,400,200
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,800	5.500%, 6/01/16	6/10 at 100.00	AA–	11,310,300
2,500	5.500%, 6/01/18	6/12 at 100.00	AA–	2,688,350
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	7,317,875
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)

44,600	Total New York			46,664,793

	North Carolina – 2.8% (1.7% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	751,320
	Carolinas Health Care, 5.000%, 1/15/31
2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,578,815
	Facilities, Series 2004A, 5.000%, 2/01/21
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1992, 6.000%,	No Opt. Call	AAA	2,197,160
	1/01/11 – MBIA Insured
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	10,725,500
	1/01/18 – MBIA Insured

15,195	Total North Carolina			16,252,795

	Ohio – 3.2% (1.9% of Total Investments)
6,065	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	5,869,040
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
8,065	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – FSA Insured	1/10 at 101.00	AAA	8,135,407
3,000	Franklin County, Ohio, Development Revenue Bonds, American Chemical Society, Series 1999,	10/09 at 101.00	A+	3,126,000
	5.800%, 10/01/14
1,000	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/08 at 100.00	Aa2	1,000,260
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

18,130	Total Ohio			18,130,707

	Oklahoma – 3.0% (1.8% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,800	5.000%, 2/15/37	2/17 at 100.00	AA–	6,743,220
2,655	5.000%, 2/15/42	2/17 at 100.00	AA–	2,618,600
295	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/10 at 101.00	Aaa	304,183
	Program, Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
4,185	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	4,181,568
	System, Series 2006, 5.000%, 12/15/36
3,340	Tulsa Industrial Authority, Oklahoma, Hospital Revenue Refunding Bonds, Hillcrest Medical	No Opt. Call	AAA	3,530,213
	Center, Series 1996, 6.500%, 6/01/09 – CONNIE LEE/AMBA Insured (ETM)

17,275	Total Oklahoma			17,377,784

	Pennsylvania – 1.8% (1.1% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	440,550
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,800	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	7/08 at 100.00	B+	1,800,612
	Bonds, Northampton Generating Project, Series 1994A, 6.400%, 1/01/09 (Alternative Minimum Tax)
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,477,648
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	2,749,136
	AMBAC Insured

10,390	Total Pennsylvania			10,467,946

	Puerto Rico – 2.5% (1.5% of Total Investments)
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	AAA	14,251,969
	7/01/13 – MBIA Insured

	Rhode Island – 3.5% (2.1% of Total Investments)
20,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	20,039,200
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 4.3% (2.5% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	4,330,202
	Series 2004A, 5.250%, 2/15/23 – MBIA Insured
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	Aaa	2,988,540
	5.000%, 6/01/36 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 – FGIC Insured	No Opt. Call	Aaa	6,055,450
5,750	4.000%, 1/01/23 – MBIA Insured	7/08 at 100.00	AAA	5,613,955
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	AAA	5,565,787
	1998A, 5.500%, 1/01/13 – MBIA Insured

22,955	Total South Carolina			24,553,934

	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,824,900
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 0.9% (0.5% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	808,245
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/08 at 102.00	AA	1,537,455
	Bonds, Series 1998A, 5.200%, 5/15/23
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	648,557
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
860	5.500%, 11/01/37	11/17 at 100.00	N/R	840,831
1,500	5.500%, 11/01/46	11/17 at 100.00	N/R	1,435,395

9,615	Total Tennessee			5,270,483

	Texas – 19.0% (11.2% of Total Investments)
3,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	2,297,130
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,148,145
	4.250%, 8/15/36 (UB)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	Aaa	3,996,880
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
3,345	Columbia-Brazoria Independent School District, Texas, Unlimited Tax School Building Bonds,	2/09 at 100.00	AAA	3,433,341
	Series 1999, 4.750%, 2/01/25 (Pre-refunded 2/01/09)
2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AAA	2,265,210
	11/01/27 – FSA Insured (Alternative Minimum Tax)
8,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	Aaa	8,407,440
	Series 2001A, 5.875%, 11/01/19 – FGIC Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	6,279,000
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	7,018,690
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	9,566,807
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	9,039,075
	5.750%, 12/01/32 – FSA Insured (ETM)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	5,911,287
	Bonds, Series 2006, 0.000%, 8/15/39
98	Midland Housing Finance Corporation, Texas, Single Family Mortgage Revenue Refunding Bonds,	5/08 at 101.00	Aaa	101,050
	Series 1992A, 8.450%, 12/01/11
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
730	5.500%, 2/15/21	2/11 at 100.00	AAA	778,786
760	5.500%, 2/15/23	2/11 at 100.00	AAA	803,221
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
1,570	5.500%, 2/15/21 (Pre-refunded 2/15/11)	2/11 at 100.00	Aaa	1,710,107
1,640	5.500%, 2/15/23 (Pre-refunded 2/15/11)	2/11 at 100.00	Aaa	1,786,354
	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding
	Bonds, Series 2001:
3,025	5.000%, 2/15/26	8/11 at 100.00	Aaa	3,097,267
2,300	5.125%, 2/15/31	8/11 at 100.00	Aaa	2,347,173
700	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding	8/11 at 100.00	Aaa	762,475
	Bonds, Series 2001, 5.125%, 2/15/31 (Pre-refunded 8/15/11)
6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	Aaa	6,597,900
	University – Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded 8/01/12) –
	MBIA Insured
3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/12 at 100.00	AAA	4,143,252
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/12) (5)
1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	1,906,452
	2002A, 5.750%, 10/01/21 – RAAI Insured
4,700	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	5,064,062
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
3,200	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	3,164,224
	Series 2007A, 5.000%, 2/15/36
800	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AA	773,136
	Residuals 1872-1, 8.694%, 4/01/33 (IF)
3,000	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AA	2,899,260
	Residuals 1872-2, 8.694%, 4/01/33 (IF)
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/08 at 100.00	Aaa	9,244,855
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)

150,578	Total Texas			108,542,579

	Utah – 2.1% (1.2% of Total Investments)
4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	12/08 at 101.00	N/R	4,586,083
	Hospital Project, Series 1998, 5.750%, 12/15/18
4,995	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%,	7/08 at 100.00	Aa3 (4)	5,004,990
	7/01/14 (ETM)
500	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/10 at 100.00	AA	512,840
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
1,400	5.500%, 1/01/18 (Alternative Minimum Tax)	1/11 at 100.00	AA–	1,444,730
490	5.650%, 1/01/21 (Alternative Minimum Tax)	1/11 at 100.00	Aaa	498,350

12,230	Total Utah			12,046,993

	Virginia – 1.5% (0.9% of Total Investments)
8,190	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 –	1/13 at 100.00	AAA	8,291,884
	AMBAC Insured

	Washington – 10.5% (6.1% of Total Investments)
1,855	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/09 at 101.00	AA	1,923,561
	Series 1999A, 6.200%, 7/01/34 (Alternative Minimum Tax)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,779,600
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
220	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aaa	247,075
	Development, Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured
5,780	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AAA	5,882,884
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	Aaa	1,691,250
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 – FGIC Insured
8,155	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/20	1/11 at 101.00	AAA	8,989,909
	(Pre-refunded 1/01/11) – FSA Insured
4,705	Tacoma, Washington, Sewerage Revenue Refunding Bonds, Series 1994B, 8.000%, 12/01/08 –	No Opt. Call	Aaa	4,927,876
	FGIC Insured
11,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	11,718,630
	1993B, 7.000%, 7/01/09
4,700	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	4,829,814
	1998A, 5.125%, 7/01/18
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,970,560
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	AAA	1,007,160
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Highline Community Hospital,	8/08 at 102.00	AA	2,021,320
	Series 1998, 5.000%, 8/15/21 – RAAI Insured
5,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/08 at 101.00	Aaa	5,659,445
	Series 1998, 5.500%, 11/15/14 – AMBAC Insured
1,460	Washington State Healthcare Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,452,758
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
4,485	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	4,623,676
	Series 2002, 6.500%, 6/01/26

56,860	Total Washington			59,725,518

	Wisconsin – 3.0% (1.7% of Total Investments)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of	12/08 at 100.00	AAA	505,665
	Wisconsin Inc., Series 1996, 5.500%, 12/01/26 – MBIA Insured
7,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	AAA	7,617,450
	Inc., Series 2002A, 5.250%, 2/15/32 – MBIA Insured
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	3,711,400
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	Aaa	5,138,850

17,000	Total Wisconsin			16,973,365

$ 1,072,863	Total Investments (cost $938,855,480) – 170.3%			972,999,833

	Floating Rate Obligations – (12.4)%			(71,018,610)

	Other Assets Less Liabilities – 1.3%			7,616,431

	Preferred Shares, at Liquidation Value – (59.2)% (6)			(338,400,000)

	Net Assets Applicable to Common Shares – 100%			$571,197,654

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	FundPreferred Shares, at Liquidation Value as a percentage of total investments is (34.8)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $867,480,269.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 46,547,506
Depreciation	(12,006,506)

Net unrealized appreciation (depreciation) of investments	$ 34,541,000

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.